Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2024
Vendor [Member]
Schedule of Concentration of Risk

	For the year ended December 31,
	2024	2023	2024	2023	2024	2023
	Cost of Revenue	Cost of Revenue	% of Cost of Revenue	% of Cost of Revenue	Account payables	Account payables
Vendor A	$-	$296	-%	-%	$-	$-
Vendor B	$-	$2,021	-%	3%	$-	$-
Vendor C	$558	$394	2%	1%	$-	$-
Vendor D	$-	$2,015	-%	3%	$-	$-
Vendor E	$-	$1,314	-%	2%	$-	$-
Vendor F	$-	$416	-%	1%	$-	$-
Vendor G	$-	$41,618	-%	66%	$-	$-
Vendor H	$-	$749	-%	1%	$-	$-
Vendor I	$-	$6,183	-%	10%	$-	$-
Vendor J	$-	$1,971	-%	3%	$-	$-
Vendor K	$-	$940	-%	1%	$-	$-
Vendor L	$744	$531	2%	1%	$-	$-
Vendor M	$-	$463	-%	1%	$-	$505
Vendor N	$-	$3,067	-%	5%	$-	$-
Vendor O	$135	$1,372	1%	2%	$-	$-
Vendor P	$55	$-	-%	-%	$-	$-
Vendor Q	$704	$-	2%	-%	$-	$-
Vendor R	$98	$-	-%	-%	$-	$-
Vendor S	$427	$-	1%	-%	$-	$-
Vendor T	$29,635	$-	92%	-%	$-	$-
Vendor U	$-	$-	-%	-%	$804	$-
Total	$32,356	$63,350	100%	100%	$804	$505

Customers [Member]
Schedule of Concentration of Risk

	For the year ended December 31,
	2024	2023	2024	2023	2024	2023
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$-	$33,554	-%	17%	$-	$-
Customer B	$9,844	$19,714	10%	10%	$-	$-
Customer C	$-	$95,415	-%	48%	$-	$-
Customer D	$-	$27,081	-%	14%	$-	$-
Customer E	$18,939	$14,063	19%	7%	$6,240	$3,811
Customer F	$-	$8,149	-%	4%	$-	$-
Customer G	$-	$764	-%	-%	$-	$760
Customer H	$70,004	$-	71%	-%	$-	$-
Customer I	$-	$-	-%	-%	$1,385	$-
Total	$98,787	$198,740	100%	100%	$7,625	$4,571